DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Taxes Payables (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current [Abstract]
Health and safety tax	$ 165,763	$ 162,988
Withholdings and perceptions made to third parties	1,145,814	1,811,770
Turnover Tax	621,515	493,214
Tax on exports	348,893	323,113
Others	256,129	150,771
Total	2,538,114	2,941,856
Non-current [Abstract]
Health and safety tax	0	0
Withholdings and perceptions made to third parties	0	0
Turnover Tax	0	0
Tax on exports	0	0
Others	94,120	44,485
Total	$ 94,120	$ 44,485